Concentration (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Concentration
Schedule of customer and supplier concentrations
	Percentage of Revenue		Percentage of
	For Nine Months Ended		Accounts Receivable
	September 30,		September 30	December 31
	2024	2023	2024	2023
Customer A	28.16%	-	-	-
Customer B	14.97%	-	15.56%	-
Customer C	11.91%	-	-	-
Customer D	21.39%	65.72%	36.75%	39.77%
Customer E	-	-	-	53.82%
Customer F	-	17.2%	-	-
Customer G	-	13.42%	-	-
Total (as a group)	76.43%	96.35%	52.32%	93.60%
	Percentage of Purchase		Percentage of
	For Nine Months Ended		Accounts Payable for purchase
	September 30,		September 30,	December 31,
	2024	2023	2024	2023
Supplier A	27.79%	-	-	-
Supplier B	33.85%	91.03%	100%	-
Total (as a group)	61.64%	91.03%	100%	-

Schedule of revenue and accounts receivable
	Percentage of Revenue		Percentage of
	For Years ended		Accounts Receivable
	December 31,		December 31,
	2023	2022	2023	2022

Customer A	32.65%	-	39.78%	-
Customer B	44.19%	-	53.82%	-
Customer C	-	19.61%	-	-
Customer D	-	19.61%	-	-
Customer E	-	17.17%	-	-
Total (as a group)	76.84%	56.39%	93.60%	-

Schedule of Purchase and accounts payable
	Percentage of Purchase		Percentage of
	For Years ended		Accounts Payable
	December 31,		December 31,
	2023	2022	2023	2022
Supplier A	77.01%	96.67%	-	-

Total (as a group)	77.01%	96.67%	-	-